Business Combinations and Acquisitions of Non-Controlling Interests - Sale of Texius Telecom, S.A. (Details) € / shares in Units, € in Millions, shares in Millions				1 Months Ended	12 Months Ended
	Nov. 13, 2017 EUR (€) shares € / shares	Oct. 24, 2017 EUR (€) € / shares shares	Feb. 20, 2017 EUR (€) shares € / shares	Dec. 31, 2017 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Oct. 31, 2017
Disclosure of detailed information about business combination [line items]
Increase (decrease) in equity through change in equity of equity holders					€ 371.0	€ 1,843.0	€ (7.0)
Change in translation differences					€ (799.0)	(328.0)	(24.0)
Telxius Telecom, S.A.
Disclosure of detailed information about business combination [line items]
Proportion of share capital acquired (as a percent)			40.00%		40.00%
Purchase of investment interest			€ 1,275.0
Share price (euros per share) | € / shares			€ 12.75
Change in translation differences					€ 5.0	€ (3.0)
Telxius Telecom, S.A. | KKR
Disclosure of detailed information about business combination [line items]
Proportion of share capital acquired (as a percent)	15.20%		15.20%	15.20%	40.00%	15.20%
Purchase of investment interest	€ 484.5		€ 484.5	€ 1,275.0
Share price (euros per share) | € / shares	€ 12.75
Number of share options exercised | shares	38		38
Increase (decrease) in equity through change in equity of equity holders				690.0
KKR | Telxius Telecom, S.A.
Disclosure of detailed information about business combination [line items]
Share price (euros per share) | € / shares		€ 12.75
Number of shares exchanged for cash | shares		62	62
Percent of share capital transferred		0.248	0.248					0.248
Proceeds from exchange of share capital		€ 790.5	€ 790.5
Retained earnings
Disclosure of detailed information about business combination [line items]
Increase (decrease) in equity through change in equity of equity holders				570.0	€ 232.0	€ 449.0
Change in translation differences					€ (799.0)	(328.0)	€ (24.0)
Retained earnings | Telxius Telecom, S.A. | KKR
Disclosure of detailed information about business combination [line items]
Increase (decrease) in equity through appropriation of retained earnings				570.0
Translation differences
Disclosure of detailed information about business combination [line items]
Increase (decrease) in equity through change in equity of equity holders				(9.0)		€ (9.0)
Translation differences | Telxius Telecom, S.A. | KKR
Disclosure of detailed information about business combination [line items]
Change in translation differences				€ (9.0)